Annual Total Returns ((Delaware REIT Fund))	0 Months Ended
Feb. 28, 2012
(Institutional) | Institutional Class
Bar Chart Table:
Annual Return 2002	4.20%
Annual Return 2003	34.07%
Annual Return 2004	31.41%
Annual Return 2005	6.78%
Annual Return 2006	32.66%
Annual Return 2007	(13.95%)
Annual Return 2008	(35.73%)
Annual Return 2009	23.26%
Annual Return 2010	26.59%
Annual Return 2011	10.35%
(Retail) | Class A
Bar Chart Table:
Annual Return 2002	3.95%
Annual Return 2003	33.77%
Annual Return 2004	31.04%
Annual Return 2005	6.52%
Annual Return 2006	32.38%
Annual Return 2007	(14.19%)
Annual Return 2008	(35.86%)
Annual Return 2009	22.85%
Annual Return 2010	26.35%
Annual Return 2011	10.09%